Related Party Transactions (Details) - USD ($)		9 Months Ended	12 Months Ended
	Aug. 21, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 01, 2017
Related Party Transaction [Line Items]
Ownership percentage by noncontrolling owners			50.00%
Affiliated Entity [Member] | Insider Settlement Agreement [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 35,000
General Counsel and Director | Legal Fees
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction			$ 324,803	$ 411,059
Accrued liabilities - related parties		$ 0	503,377	371,826
Navitus | Temporary Capital Advances
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction			$ 130,000
Management | Temporary Advance
Related Party Transaction [Line Items]
Accrued liabilities - related parties				29,553
Board of Director | Temporary Capital Advances
Related Party Transaction [Line Items]
Accrued liabilities - related parties				388,800
Board of Director | Temporary Advance
Related Party Transaction [Line Items]
Accrued liabilities - related parties				$ 15,000
Visionary Private Equity Group I, LP | Securities Purchase Agreement [Member]
Related Party Transaction [Line Items]
Debt instrument, stated interest rate					12.00%
Debt instrument, face amount					$ 320,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					5,203,252
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.0923
Visionary Private Equity Group I, LP | Temporary Capital Advance [Member]
Related Party Transaction [Line Items]
Proceeds from Contributed Capital		$ 65,000
Subsidiaries
Related Party Transaction [Line Items]
Ownership percentage by noncontrolling owners		50.00%	50.00%
Ron Zamber [Member] | Affiliated Entity [Member] | Insider Settlement Agreement [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	1,889.1560233248900
Visionary Private Equity Group I, LP | Affiliated Entity [Member] | VPEG Settlement Agreement [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 873,409.64
Visionary Private Equity Group I, LP | Affiliated Entity [Member] | Loan Agreement [Member]
Related Party Transaction [Line Items]
Debt instrument, stated interest rate	8.00%
Debt instrument, face amount	$ 500,000
Debt Instrument, Unamortized Discount	50,000
Long-term Debt	$ 550,000
Debt Instrument, Convertible, Conversion Price	$ 0.04
Navitus | Corporate Joint Venture [Member] | Navitus Settlement Agreement [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 520,800
Navitus | Subsidiaries
Related Party Transaction [Line Items]
Ownership percentage by noncontrolling owners		50.00%
Rim Rubin Hill [Member] | Affiliated Entity [Member] | Insider Settlement Agreement [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	2,518.8746977665200
McCall Law Firm [Member] | Affiliated Entity [Member] | McCall Settlement Agreement [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 380,323
Series C Preferred Stock [Member] | Affiliated Entity [Member] | Insider Settlement Agreement [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	4,408.03072109141
Series C Preferred Stock [Member] | Ron Zamber [Member] | Affiliated Entity [Member] | Navitus Settlement Agreement [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	46,699.9368965913
Series C Preferred Stock [Member] | Greg Johnson [Member] | Affiliated Entity [Member] | Navitus Settlement Agreement [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	18,891.5602332489
Series C Preferred Stock [Member] | Visionary Private Equity Group I, LP | Affiliated Entity [Member] | VPEG Settlement Agreement [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	110,000.472149068
Series C Preferred Stock [Member] | Navitus | Corporate Joint Venture [Member] | Navitus Settlement Agreement [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	65,591.4971298402
Series D Preferred Stock [Member] | McCall Law Firm [Member] | Affiliated Entity [Member] | McCall Settlement Agreement [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	20,000